Effect of fluctuations in foreign currency exchange rates	12 Months Ended
Dec. 31, 2020
Disclosure of effect of changes in foreign exchange rates [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
Note 25	Effect of fluctuations in foreign currency exchange rates

(a)	Foreign currency exchange differences recognized in profit or loss and other comprehensive income:

Foreign currency exchange differences recognized in profit or loss and other comprehensive income	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Conversion foreign exchange gains (losses) recognized in the result of the year	(4,423)	(2,169)	(16,597)
Conversion foreign exchange reserves
Conversion foreign exchange reserves attributable to the owners of the controlling entity	14,176	562	(1,394)
Conversion foreign exchange reserves attributable to the non-controlling entity	(176)	225	174
Total	14,000	787	(1,220)

(b)	Reserves for foreign currency exchange differences:

As of December 31, 2020, and 2019, are detailed as follows:

Details	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Changes in equity generated by the equity method value through conversion:
Comercial Hydro S.A.	1,004	1,004	1,004
SQMC Internacional Ltda.	(9)	(9)	(17)
Proinsa Ltda.	(10)	(10)	(11)
Comercial Agrorama Ltda.	(19)	33	(21)
Isapre Norte Grande Ltda.	(14)	(44)	(1)
Almacenes y Depósitos Ltda.	211	142	113
Sacal S.A.	(3)	(3)	(3)
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	(13)	(19)	(10)
Agrorama S.A.	92	231	132
Doktor Tarsa	-	(13,811)	(13,811)
SQM Vitas Fzco	(3,736)	(2,267)	(2,682)
Ajay Europe	(693)	(1,449)	(1,270)
SQM Eastmed Turkey	-	(155)	(113)
Doctochem	-	7	-
Coromandel SQM India	-	(431)	(393)
SQM Italia SRL	-	(236)	(213)
SQM Oceanía Pty Ltd.	(579)	(634)	(634)
SQM Indonesia S.A.	(124)	(124)	(124)
Abu Dhabi Fertillizers Industries WWL.	372	372	(435)
SQM Vitas Holland	99	(197)	(170)
SQM Thailand Limited	(68)	(68)	(68)
SQM Europe	(1,983)	(1,983)	(1,983)
SQM Australia Pty Ltd.	(4,052)	(4,035)	(4,222)
Pavoni & C. Spa	164	(185)	70
Terra Tarsa BV	-	116	(82)
Plantacote NV	-	(16)	(34)
Doktolab Tarim Arastirma San.	-	(54)	(29)
Kore Potash PLC (a)	(1,128)	(1,754)	(1,206)
SQM Colombia SAS	(80)	(166)	(94)
Total	(11,569)	(25,745)	(26,307)

(c)	Functional and presentation currency

The functional currency of these companies corresponds to the currency of the country of origin of each entity, and its presentation currency is the dollar.

(d)	Reasons to use one presentation currency and a different functional currency

-	A relevant portion of the revenues of these subsidiaries are associated with the local currency.
-	The cost structure of these companies is affected by the local currency.